EQUITY ACCOUNTED INVESTMENTS	12 Months Ended
Dec. 31, 2018
Investments in subsidiaries, joint ventures and associates [abstract]
EQUITY ACCOUNTED INVESTMENTS
EQUITY ACCOUNTED INVESTMENTS
The following table presents the ownership interests and carrying values of the company’s investments in associates and joint ventures, all of which are accounted for using the equity method:

	Ownership Interest[1]		Carrying Value
AS AT DEC. 31 (MILLIONS)	2018	2017	2018	2017
Real estate
Associates
Core office	7 – 23%	10 – 23%	$107	$123
Core retail[2]	n/a	34%	n/a	8,845
LP Investments and other	6 – 90%	12 – 90%	1,173	1,563
Joint ventures
Core office	15 – 56%	15 – 56%	8,258	8,112
Core retail[2]	12 – 68%	n/a	11,159	n/a
LP Investments and other	12 – 90%	12 – 90%	2,252	954
			22,949	19,597
Infrastructure
Associates
Utilities	11 – 50%	11 – 39%	339	1,279
Transport	26 – 58%	26 – 58%	4,100	4,639
Data infrastructure	45%	45%	1,705	1,607
Other	22 – 50%	20 – 40%	232	162
Joint ventures
Energy	50%	50%	1,121	1,013
Other	50%	50%	139	93
			7,636	8,793
Private equity
Associates
Norbord	42%	40%	1,287	1,364
Other	13 – 90%	14 – 90%	656	1,023
			1,943	2,387
Renewable power and other
Renewable power associates	14 – 60%	16 – 50%	685	509
Other equity accounted investments[3]	18 – 85%	12 – 85%	434	708
			1,119	1,217
Total			$33,647	$31,994

1.
Joint ventures or associates in which the ownership interest is greater than 50% represent investments for which control is either shared or does not exist resulting in the investment being equity accounted.

2.
On August 28, 2018, a subsidiary of the company acquired all outstanding shares of GGP Inc. other than those shares previously held by the company and its affiliates. At this time, the company took control of the entity and it ceased to be accounted for using the equity method. There are a number of joint ventures within our core retail operations that are now included in the company’s consolidated financial results. Refer to Note 5 of the consolidated financial statements for additional information on the acquisition of GGP Inc.

3.	Carrying value of joint ventures in other equity accounted investments is $395 million (2017 – $346 million).
The following tables presents the change in the balance of investments in associates and joint ventures:

AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Real Estate	Infrastructure	Private Equity	Renewable Power and Other	2018 Total	2017 Total
Balance, beginning of year	$19,597	$8,793	$2,387	$1,217	$31,994	$24,977
Net additions (disposals)	(8,068)	(811)	(638)	(255)	(9,772)	5,063
Acquisitions through business combinations	12,379	15	328	30	12,752	231
Share of comprehensive income	980	303	128	195	1,606	1,728
Distributions received	(1,519)	(121)	(221)	(42)	(1,903)	(732)
Foreign exchange	(420)	(543)	(41)	(26)	(1,030)	727
Balance, end of year	$22,949	$7,636	$1,943	$1,119	$33,647	$31,994

Disposals, net of additions, of $9.8 billion in 2018 relate primarily to the GGP privatization. On completing the step-up acquisition, we recognized a $502 million fair value loss as we wrote down the carrying amount immediately prior to acquiring control and we derecognized our $7.8 billion investment in GGP. Other disposals during the year include the sales of our Chilean electricity transmission business and an Australian energy operation, as well as the reclassification of our service provider to the offshore oil production industry and two entities in our Real Estate and Corporate segments to consolidated subsidiaries. These were partially offset by new investments in a European student housing portfolio and a gaming operations business in Ontario.
Acquisitions of equity accounted investments through business combinations relate primarily to the $10.8 billion of joint ventures held within GGP that we are consolidating after completing the step-up acquisition as well as $1.5 billion of joint ventures held by a diversified U.S. REIT that was acquired in the fourth quarter.
The following table presents current and non-current assets, as well as current and non-current liabilities of the company’s investments in associates and joint ventures:

	2018				2017
AS AT DEC. 31 (MILLIONS)	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities
Real estate
Associates
Core office	$15	$1,998	$12	$457	$18	$1,671	$14	$456
Core retail	—	—	—	—	1,028	37,840	948	13,063
LP Investments and other	86	3,430	56	966	410	6,554	204	2,788
Joint ventures
Core office	1,789	33,245	2,766	13,998	1,531	31,351	2,225	13,762
Core retail	832	40,136	734	16,537	n/a	n/a	n/a	n/a
LP Investments and other	686	11,645	776	5,256	166	3,312	343	803

Infrastructure
Associates
Utilities	289	2,227	325	1,391	631	9,068	756	4,891
Transport	1,507	15,676	1,871	6,358	1,532	16,876	1,387	6,951
Data infrastructure	447	6,692	438	2,902	464	6,281	561	2,968
Other	118	659	117	117	40	371	36	121
Joint ventures
Energy	165	5,034	144	2,813	139	4,741	139	2,716
Other	13	216	5	89	17	228	8	51

Private equity
Associates
Norbord	509	4,574	363	1,204	709	2,374	356	728
Other	930	2,187	628	1,140	2,001	18,122	3,124	13,192

Renewable power and other
Renewable power associates	182	2,845	93	974	153	2,536	115	1,080
Other equity accounted investments	1,081	53	142	152	800	60	90	100
	$8,649	$130,617	$8,470	$54,354	$9,639	$141,385	$10,306	$63,670
Certain of the company’s investments in associates are subject to restrictions on the extent to which they can remit funds to the company in the form of cash dividends or repay loans and advances as a result of borrowing arrangements, regulatory restrictions and other contractual requirements.
The following table presents total revenues, net income and other comprehensive income (“OCI”) of the company’s investments in associates and joint ventures:

	2018			2017
AS AT DEC. 31 (MILLIONS)	Revenue	Net Income	OCI	Revenue	Net Income	OCI
Real estate
Associates
Core office	$60	$71	$—	$41	$116	$—
Core retail	1,536	(1,013)	(15)	2,405	(591)	12
LP Investments and other	545	301	191	586	320	103
Joint ventures
Core office	1,559	1,544	(34)	1,439	1,066	5
Core retail	889	449	—	n/a	n/a	n/a
LP Investments and other	342	487	(2)	160	222	16

Infrastructure
Associates
Utilities	541	92	110	1,164	101	779
Transport	3,673	(309)	(826)	3,723	196	704
Data infrastructure	804	64	244	783	58	435
Other	84	83	363	45	(9)	(181)
Joint ventures
Energy	695	92	—	681	15	(1)
Other	75	19	(29)	73	17	14

Private equity
Associates
Norbord	2,424	248	(21)	498	(8)	5
Other	1,947	148	(36)	2,548	710	(76)

Renewable power and other
Renewable power associates	491	79	469	65	11	59
Other equity accounted investments	133	44	(3)	194	23	4
	$15,798	$2,399	$411	$14,405	$2,247	$1,878

Certain of the company’s investments are publicly listed entities with active pricing in a liquid market. The fair value based on the publicly listed price of these equity accounted investments in comparison to the company’s carrying value is as follows:

	2018		2017
AS AT DEC. 31 (MILLIONS)	Public Price	Carrying Value	Public Price	Carrying Value
GGP[1]	n/a	n/a	$7,570	$8,844
Norbord	$925	$1,287	1,176	1,364
Other	36	—	286	201
	$961	$1,287	$9,032	$10,409

1.	Our investment in GGP was consolidated as at December 31, 2018 and therefore has not been included in current year figures.
At December 31, 2018, the company performed a review to determine if there is any objective evidence that its investment in Norbord was impaired. As a result of this review, management determined there is no objective evidence of impairment of Norbord at December 31, 2018.